Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery

The Corporation adopted a compensation recovery policy (the “Executive Compensation Clawback Policy”) as required by the Nasdaq listing rules and Rule 10D-1 of the Exchange Act. A copy of the Executive Compensation Clawback Policy is filed as Exhibit 97.1 hereto. In connection with the SEC’s review of the Corporation’s annual report on Form 20-F for the fiscal year ended December 31, 2023, the Corporation determined that it was required to prepare an accounting restatement of its consolidated financial statements as of and for the years ended December 31, 2023, 2022 and 2021, which has been reflected in the restated comparative periods presented in the consolidated financial statements for the year ended December 31, 2023 that are filed herewith. The Corporation concluded that it was not required under the Executive Compensation Clawback Policy to recover any previously awarded incentive-based compensation because the restatement did not impact related performance metrics used for executive officer compensation, and, therefore, no recovery of incentive-based compensation was required.